Securitizations and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2011
Incremental Assets and Liabilities of VIEs Included in Consolidated Financial Statements

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2011 and Dec. 31, 2010, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2010
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$483	$483
Trading assets	14,121	-	14,121
Other assets	645	-	645
Total assets	$14,766	$483	$15,249
Trading liabilities	13,561	-	13,561
Other liabilities	2	386	388
Total liabilities	$13,563	$386	$13,949
Non-redeemable noncontrolling interests	$699	$-	$699

Variable Interest Entity, Not Primary Beneficiary
Schedule of Variable Interest Entities

As of Dec. 31, 2011 and Dec. 31, 2010, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

Non-consolidated VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$24	$-	$24
Other	34	-	34
Total	$58	$-	$58

Credit Supported | Variable Interest Entity, Not Primary Beneficiary
Schedule of Variable Interest Entities

The tables below show the financial statement items related to non-consolidated VIEs to which we have provided credit support agreements at Dec. 31, 2011 and Dec. 31, 2010.

Credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$-

Credit supported VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$13

Credit Supported | Variable Interest Entity, Primary Beneficiary
Schedule of Variable Interest Entities

Certain funds have been created solely with securities that are subject to credit support agreements where we have agreed to absorb the majority of loss. Accordingly, these funds have been consolidated into BNY Mellon and have affected the following financial statement items at Dec. 31, 2011 and Dec. 31, 2010.

Consolidated credit supported VIEs at Dec. 31, 2011
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24

Consolidated credit supported VIEs at Dec. 31, 2010
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$53	$-	$53
Other	-	126	51
Total	$53	$126	$104